CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Related parties allowance for credit losses, net | ¥	¥ 141	¥ 564
Ordinary stock, shares authorized	1,000,000,000
Treasury stock, shares outstanding	5,699,315
Short-Term Investments
Investments including the fair value measured investments | ¥	¥ 282,230	160,467
Long-Term Investments
Investments including the fair value measured investments | ¥	¥ 15,780	¥ 52,212
Common Class A
Ordinary stock, shares authorized	941,472,561	941,472,561
Ordinary stock, shares issued	100,854,060	100,854,060
Ordinary stock, shares outstanding	96,388,001	92,416,377
Common Class B
Ordinary stock, shares authorized	47,240,103	47,240,103
Ordinary stock, shares issued	47,240,103	47,240,103
Ordinary stock, shares outstanding	47,240,103	47,240,103
Common Class C
Ordinary stock, shares authorized	11,287,336	11,287,336
Ordinary stock, shares issued	11,287,336	11,287,336
Ordinary stock, shares outstanding	11,287,336	11,287,336